SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 29, 2023	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants expired		33,888
Description of nature of non-adjusting event after reporting period			(i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. All Pre-Funded Warrants, which were immediately exercisable for one ordinary share at an exercise price of $0.001 per share, were exercised in full on May 29, 2024.
Net proceeds to offerings	$ 5,300,000
Interest income earned on investments			$ 274,000	$ 217,000	$ 0
Investment written down			$ 0
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 1.90
Immediately exercisable and expire	18 months
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Private Warrant Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	9,473,685